SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Jul. 03, 2024	Sep. 05, 2022	Aug. 31, 2023
Class A ordinary share
SUBSEQUENT EVENTS
Number of stock issued		285,000	200,000
Public offering price		$ 2	$ 2.3
Subsequent Events | IPO
SUBSEQUENT EVENTS
Option exercisable tterm for underwriters	45 days
Subsequent Events | IPO | Class A ordinary share
SUBSEQUENT EVENTS
Number of stock issued	1,250,000
Public offering price	$ 4
Total gross proceeds	$ 5.0
Subsequent Events | Overallotment | Class A ordinary share
SUBSEQUENT EVENTS
Number of stock issued	187,500